FAIR VALUE DISCLOSURES (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 878	$ 713
Other Equity Investments, Fair Value Disclosure	1	1
Derivative Asset, Fair Value, Net	32	20
Cash and Cash Equivalents, Fair Value Disclosure	42	127
GMIB Reinsurance Contracts, Fair Value Disclosure		0
Separate Accounts Assets, Fair Value Disclosure	1,809	1,838
Total Assets At Fair Value	2,756	2,693
Liabilities, Fair Value Disclosure [Abstract]
Total Liabilities	26	14
Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	801	633
US Treasury Government And Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	27	34
State and Political Sub-divisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	6	6
Commercial Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	26	24
Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	18	16
Options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Net		14
MSO and IUL indexed features [Member]
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	26	14
Fair Value Inputs Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	10	8
Other Equity Investments, Fair Value Disclosure	1	1
Cash and Cash Equivalents, Fair Value Disclosure	42	127
Separate Accounts Assets, Fair Value Disclosure	1,794	1,823
Total Assets At Fair Value	1,847	1,959
Fair Value Inputs Level 1 [Member] | Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	10	8
Fair Value Inputs Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	834	672
Separate Accounts Assets, Fair Value Disclosure	15	15
Total Assets At Fair Value	875	701
Liabilities, Fair Value Disclosure [Abstract]
Total Liabilities	26	14
Fair Value Inputs Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	793	624
Fair Value Inputs Level 2 [Member] | US Treasury Government And Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	27	34
Fair Value Inputs Level 2 [Member] | State and Political Sub-divisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	6	6
Fair Value Inputs Level 2 [Member] | Redeemable preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	8	8
Fair Value Inputs Level 2 [Member] | Options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Fair Value, Net	26	14
Fair Value Inputs Level 2 [Member] | MSO and IUL indexed features [Member]
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	26	14
Fair Value Inputs Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	34	33
GMIB Reinsurance Contracts, Fair Value Disclosure		0
Total Assets At Fair Value	34	33
Fair Value Inputs Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	8	9
Fair Value Inputs Level 3 [Member] | Commercial Mortgage-backed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 26	$ 24